Note 5 - Accounting Policies and New Standards Adopted (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of standards and interpretations that are issued, but not yet effective [text block]
	Original IAS 18	Carrying amount New IFRS 15
Current assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$17,101	$34,162

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of financial position [text block]
	As at Sept. 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Current assets
Customer acquisition costs	$60,501	$36,765	$23,736
Non-current financial assets
Customer acquisition costs	$41,117	$17,293	$23,824

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of comprehensive income (loss) [text block]
	For the three months ended Sept. 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)	For the six months ended Sept. 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Sales	$956,843	$956,843	$-	$1,833,300	$1,833,300	$-
Cost of sales	783,504	783,504	-	1,506,429	1,506,429	-
Gross margin	173,339	173,339	-	326,871	326,871	-
Expenses
Administrative	58,508	58,508	-	114,190	114,190	-
Selling and marketing	56,749	66,861	(10,112)	107,292	126,667	(19,375)
Other operating expenses	31,833	31,833	-	59,651	59,651	-
	147,090	157,202	(10,112)	281,133	300,508	(19,375)
Operating profit before the following	26,249	16,137	10,112	45,738	26,363	19,375
Finance costs	(20,123)	(20,123)	-	(36,463)	(36,463)	-
Change in fair value of derivative instruments and other	(23,932)	(23,932)	-	(60,488)	(60,488)	-
Other income	2,768	2,768	-	2,713	2,713	-
Loss before income taxes	(15,038)	(25,150)	10,112	(48,500)	(67,875)	19,375
Provision for income taxes	6,412	6,412	-	14,373	14,373	-
Loss for the period	$(21,450)	$(31,562)	$10,112	$(62,873)	$(82,248)	$19,375
Attributable to:
Shareholders of Just Energy	$(21,385)	$(31,497)	$10,112	$(62,762)	$(82,137)	$19,375
Non-controlling interest	(65)	(65)	-	(111)	(111)	-
Loss for the period	$(21,450)	$(31,562)	$10,112	$(62,873)	$(82,248)	19,375
Loss per share available to shareholders
Basic	$(0.16)	$(0.23)	$0.07	$(0.45)	$(0.58)	$0.13
Diluted	$(0.16)	$(0.23)	$0.07	$(0.45)	$(0.58)	$0.13

Disclosure of transaction price allocated to remaining performance obligations [text block]
	October 1, 2018 to March 31, 2019	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat- bill contracts	$15,565	$29,425	$21,614	$13,051	$11,189	$90,844

Disclosure of financial assets to which overlay approach is applied [text block]
	Impairment allowance under IAS 39 as at March 31, 2018	Remeasurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenues	$-	$12,399	$12,399